Property, plant and equipment	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Property, plant and equipment

Note  13.   Property, plant and equipment

Property, plant and equipment, net consisted of the following.

	As at June 30,	As at December 31,
USD'000	2025 (unaudited)	2024
Machinery & equipment	14,286	13,769
Office equipment and furniture	2,321	2,321
Computer equipment and licenses	918	817
Total property, plant and equipment, gross	17,525	16,907

Accumulated depreciation for:
Machinery & equipment	(10,988)	(10,733)
Office equipment and furniture	(2,320)	(2,320)
Computer equipment and licenses	(713)	(653)
Total accumulated depreciation	(14,021)	(13,706)
Total property, plant and equipment, net	3,504	3,201
Depreciation charge for the 6 months ended June 30,	315	301

In the six months ended June 30, 2025, SEALSQ Corp did not identify any events or changes in circumstances indicating that the carrying amount of any asset may not be recoverable. As a result, the Group did not record any impairment charge on property, plant and equipment in the six months ended June 30, 2025.

The useful economic life of property plant and equipment is as follows:

•	Production tools	8 to 10 years
•	Office equipment and furniture	2 to 5 years
•	Production masks	5 years
•	Probe cards	5 years
•	Licenses	3 years
•	Software	1 year